SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

30.SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Cash and cash equivalents

Cash and cash equivalents consists of bank current accounts and cash on hand.

(b)	Changes in non-cash working capital

	Years ended December 31
	2022	2021
Accounts receivable and prepaid expenses	$(47)	$(604)
Inventory	(9,177)	(10,846)
Value added taxes recoverable	(8,044)	—
Trade and other payables	3,378	3,335
Accrued liabilities	(1,891)	1,470
Changes in non-cash working capital	$(15,781)	$(6,645)

(c)	Non-cash investing and financing activities

	Years ended December 31
	2022	2021
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	$3,033	$277
Warrants exercised, credited to share capital with an offset to reserves	5,143	2,140
Common shares issued on maturity of RSUs, credited to share capital with an offset to reserves	541	487
Common shares issued on maturity of DSUs, credited to share capital with an offset to reserves	324	—
Fresnillo obligation, credited, with an offset to mineral properties	—	37,800

Investing activities
Common shares issued upon acquisition of Gold Standard, credited to share capital with an offset to the assets acquired and liabilities assumed (note 13)	149,363	—
Replacement options issued upon acquisition of Gold Standard, credited to reserves with an offset to the assets acquired and liabilities assumed (note 13)	1,647	—
Initial recognition of right of use assets with an offset to lease obligation	2,300	1,769